Schedule of Investments (unaudited) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51	$200	$218,752
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	54,552
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.71%, 04/14/50	150	159,268
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	136,028
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	147,884
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	135,368
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	174,411
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	50	52,699

		1,078,962

Total Collaterized Mortgage Obligations — 1.7% (Cost: $1,050,908)		1,078,962

Corporate Bonds & Notes

Advertising — 0.0%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	5	5,225
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	25	25,177

		30,402

Aerospace & Defense — 0.6%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	25,366
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	25	25,812
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	30	30,175
Bombardier Inc., 7.50%, 03/15/25 (Call 03/15/20)(b)	25	24,339
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,277
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	25	26,712
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2	2,073
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	25	26,189
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	30	30,048
3.20%, 02/01/27 (Call 11/01/26)	5	5,000
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	25,240
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	25,714
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	25	25,548
6.50%, 07/15/24 (Call 07/15/19)	50	49,879
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	25	24,439
3.13%, 05/04/27 (Call 01/04/27)	25	24,999

		376,810

Agriculture — 0.2%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	25	26,123
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	9,785

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)	$10	$9,882
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	25,208
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	10	10,004
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	45	46,755
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	25	22,958

		150,715

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	18	18,704
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	25,272
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	20	20,371

		64,347

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	5	4,917
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	4,906
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	24,717
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	9,206
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,108

		48,854

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(b)	25	24,854
American Honda Finance Corp., 2.30%, 09/09/26	10	9,585
BMW U.S. Capital LLC, 3.75%, 04/12/28 (Call 01/12/28)(b)	25	25,775
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(c)	50	48,858
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	23,442
4.30%, 07/13/25 (Call 04/13/25)	30	30,178
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	25	25,589
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)(c)	25	20,400
Toyota Motor Credit Corp., 3.40%, 04/14/25	25	26,148

		234,829

Auto Parts & Equipment — 0.2%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	3	3,000
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(c)	25	23,727
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	25,945
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	30	31,055
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(b)	5	5,102
8.50%, 05/15/27 (Call 05/15/22)(b)	5	4,980
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	10	7,607

		101,416

Banks — 4.1%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(d)	25	25,261
3.42%, 12/20/28 (Call 12/20/27)(d)	25	24,960
3.59%, 07/21/28 (Call 07/21/27)(d)	25	25,249
3.88%, 08/01/25	10	10,443
3.97%, 02/07/30 (Call 02/07/29)(d)	50	51,790
4.20%, 08/26/24	25	26,119

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 03/03/26	$50	$52,679
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	51,608
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	25	24,753
3.25%, 05/16/27 (Call 02/16/27)	50	50,953
Bank of Nova Scotia (The), 4.50%, 12/16/25	50	53,172
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	25	25,225
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	24,917
3.52%, 10/27/28 (Call 10/27/27)(d)	50	50,131
3.67%, 07/24/28 (Call 07/24/27)(d)	25	25,354
3.89%, 01/10/28 (Call 01/10/27)(d)	25	25,694
4.40%, 06/10/25	25	26,160
4.45%, 09/29/27	25	26,127
4.60%, 03/09/26	25	26,419
5.50%, 09/13/25	30	33,329
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	25	26,081
Commonwealth Bank of Australia, 2.85%, 05/18/26(b)	25	24,829
Deutsche Bank AG, 4.10%, 01/13/26	25	24,631
Deutsche Bank AG/London, 3.70%, 05/30/24	25	24,398
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	26,424
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(b)	10	8,393
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	75	75,985
3.69%, 06/05/28 (Call 06/05/27)(d)	25	25,190
3.81%, 04/23/29 (Call 04/23/28)(d)	25	25,208
3.85%, 07/08/24 (Call 04/08/24)	25	25,841
3.85%, 01/26/27 (Call 01/26/26)	40	40,894
4.22%, 05/01/29 (Call 05/01/28)(d)	25	25,972
JPMorgan Chase & Co.
3.30%, 04/01/26 (Call 01/01/26)	30	30,394
3.51%, 01/23/29 (Call 01/23/28)(d)	25	25,213
3.78%, 02/01/28 (Call 02/01/27)(d)	50	51,611
3.90%, 07/15/25 (Call 04/15/25)	10	10,477
3.96%, 01/29/27 (Call 01/29/26)(d)	25	26,047
4.01%, 04/23/29 (Call 04/23/28)(d)	25	26,112
4.13%, 12/15/26	25	26,189
4.20%, 07/23/29 (Call 07/23/28)(d)	25	26,553
KeyCorp., 4.10%, 04/30/28	75	79,973
KfW
2.00%, 05/02/25	35	34,862
2.50%, 11/20/24	35	35,817
2.88%, 04/03/28	25	26,311
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	29,238
2.00%, 01/13/25	35	34,895
2.38%, 06/10/25	10	10,163
Series 37, 2.50%, 11/15/27	5	5,108
Macquarie Group Ltd., 5.03%, 01/15/30 (Call 01/15/29)(b)(d)	25	27,079
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	26,192
3.74%, 03/07/29	25	26,299
3.78%, 03/02/25	25	26,214
3.96%, 03/02/28	15	16,140
4.05%, 09/11/28	25	27,076
Morgan Stanley
3.13%, 07/27/26	25	24,816
3.59%, 07/22/28 (Call 07/22/27)(d)	25	25,260

Security	Par (000)	Value

Banks (continued)
3.70%, 10/23/24	$25	$25,839
3.77%, 01/24/29 (Call 01/24/28)(d)	25	25,525
3.88%, 01/27/26	50	51,929
3.95%, 04/23/27	5	5,098
4.00%, 07/23/25	25	26,148
4.35%, 09/08/26	10	10,479
5.00%, 11/24/25	15	16,307
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	20	19,961
Northern Trust Corp., 3.95%, 10/30/25	50	53,163
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	5	5,068
3.45%, 04/23/29 (Call 01/23/29)	75	76,290
Royal Bank of Canada, 4.65%, 01/27/26	55	59,338
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	10,213
4.50%, 07/17/25 (Call 04/17/25)	40	41,906
State Street Corp., 2.65%, 05/19/26	35	34,735
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	50	51,501
3.54%, 01/17/28	25	26,048
3.78%, 03/09/26	25	26,377
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	26,454
U.S. Bancorp.
3.60%, 09/11/24 (Call 08/11/24)	10	10,423
3.95%, 11/17/25 (Call 10/17/24)	25	26,703
Series V, 2.38%, 07/22/26 (Call 06/22/26)	40	38,920
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	25,318
Wells Fargo & Co.
3.00%, 02/19/25	35	34,977
3.00%, 04/22/26	25	24,754
3.00%, 10/23/26	25	24,735
3.30%, 09/09/24	25	25,470
3.55%, 09/29/25	25	25,671
3.58%, 05/22/28 (Call 05/22/27)(d)	25	25,388
4.10%, 06/03/26	10	10,346
4.15%, 01/24/29 (Call 10/25/28)	25	26,378
Westpac Banking Corp.
2.70%, 08/19/26	25	24,645
3.35%, 03/08/27	25	25,741

		2,634,076

Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	25,542
Anheuser-Busch InBev Worldwide Inc.
4.15%, 01/23/25 (Call 12/23/24)	50	52,743
4.75%, 01/23/29 (Call 10/23/28)	25	27,204
Coca-Cola Co. (The), 2.25%, 09/01/26	25	24,249
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	25,459
4.65%, 11/15/28 (Call 08/15/28)	15	16,146
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)(b)	20	21,122
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	4,852

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	$55	$53,630
2.75%, 04/30/25 (Call 01/30/25)	25	25,290

		276,237

Biotechnology — 0.1%
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	2,096
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	25	26,328
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	5	4,961
3.50%, 02/01/25 (Call 11/01/24)	5	5,147
3.65%, 03/01/26 (Call 12/01/25)	25	25,907

		64,439

Building Materials — 0.1%
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(b)	5	4,527
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	23,926
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	24,638
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	10,516
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(b)	25	25,864

		89,471

Chemicals — 0.6%
CF Industries Inc., 4.50%, 12/01/26(b)	25	25,645
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)	25	25,010
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(e)	200	216,832
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	25	25,510
DowDuPont Inc., 4.49%, 11/15/25 (Call 09/25/25)	25	26,887
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	9,410
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	25,522
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	25	25,132
3.45%, 06/01/27 (Call 03/01/27)	5	5,002
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	25	23,527

		408,477

Commercial Services — 0.4%
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)(c)	5	3,931
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/20)(b)	10	9,732
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	4,864
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	25	25,480
ERAC USA Finance LLC, 3.85%, 11/15/24 (Call 08/15/24)(b)	25	26,043
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(b)	5	5,032
IHS Markit Ltd., 4.75%, 02/15/25 (Call 11/15/24)(b)	25	26,448
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	5	5,047
8.25%, 11/15/26 (Call 11/15/21)(b)	10	9,966
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	32,128
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(b)(c)	25	20,690

Security	Par (000)	Value

Commercial Services (continued)
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	$25	$24,580
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	25	25,246
5.88%, 09/15/26 (Call 09/15/21)	10	10,365
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,292

		234,844

Computers — 0.5%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	25	24,353
2.75%, 01/13/25 (Call 11/13/24)	25	25,066
2.90%, 09/12/27 (Call 06/12/27)	25	24,963
3.20%, 05/13/25	25	25,679
3.25%, 02/23/26 (Call 11/23/25)	25	25,615
3.35%, 02/09/27 (Call 11/09/26)	5	5,143
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	10	9,413
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(b)	50	54,015
7.13%, 06/15/24 (Call 06/06/19)(b)	25	26,307
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	25	26,674
International Business Machines Corp., 7.00%, 10/30/25	25	30,818
Seagate HDD Cayman, 4.75%, 01/01/25	25	24,688
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	19,893
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	23,735

		346,362

Cosmetics & Personal Care — 0.0%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(c)	5	4,803
Procter & Gamble Co. (The)
2.45%, 11/03/26	5	4,942
2.85%, 08/11/27	10	10,185

		19,930

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(b)	5	5,081
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	10	9,969

		15,050

Diversified Financial Services — 1.2%
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	25	24,152
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	25	26,763
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	25	25,949
4.20%, 11/06/25 (Call 10/06/25)	25	26,812
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	20,543
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	15	14,795
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	75	75,460
3.75%, 03/09/27 (Call 02/09/27)	5	5,000

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 01/31/28 (Call 12/31/27)	$25	$25,010
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	25,295
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	5	5,106
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	10	8,360
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	25,380
3.95%, 11/06/24 (Call 08/06/24)	25	25,803
4.10%, 02/09/27 (Call 11/09/26)	25	25,359
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	24,777
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	25,264
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	30	31,593
Jefferies Group LLC, 6.45%, 06/08/27	10	11,166
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	25	25,216
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	5,171
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	25	25,285
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(b)	10	9,881
Navient Corp., 6.75%, 06/25/25	10	10,228
NFP Corp., 6.88%, 07/15/25 (Call 03/15/20)(b)	10	9,709
ORIX Corp., 3.70%, 07/18/27	25	25,966
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(b)	25	24,715
Springleaf Finance Corp., 6.88%, 03/15/25	25	26,164
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	24,179
4.25%, 08/15/24 (Call 05/15/24)	25	25,532
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	25,438
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(b)	5	5,080
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	50	51,442

		746,593

Electric — 1.4%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(e)	200	204,080
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	10	10,337
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	10,485
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	10	10,247
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	25,028
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	25,077
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(b)	5	4,901
5.75%, 01/15/25 (Call 10/15/19)	10	9,714
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	4,835
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	9,999
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	10	10,668
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	25	24,266
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	10	9,664
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	25,691

Security	Par (000)	Value

Electric (continued)
3.70%, 09/01/28 (Call 06/01/28)	$25	$26,358
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	9,481
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	25	25,787
Enel Chile SA, 4.88%, 06/12/28	50	53,355
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	25	26,167
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	25	26,234
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	10,265
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	15	15,848
Georgia Power Co., 3.25%, 04/01/26 (Call 03/01/26)	25	25,118
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	10	10,439
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	10	10,263
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	25	27,098
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	15,286
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	25,626
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	9,824
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	26,592
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	20	21,214
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	25	23,820
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	10	10,241
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	9,979
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	5	4,814
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	10	10,013
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	50	50,762
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/01/21)(b)	5	5,131
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,293

		875,000

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(b)	25	25,262
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,721

		34,983

Electronics — 0.1%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	25	24,514
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,881
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	25	24,572
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	25,028

		83,995

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	24,587
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	10	8,495
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)	10	9,598

		42,680

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	$25	$22,018
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(b)	25	24,597

		46,615

Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	21,263
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	25	25,363

		46,626

Food — 0.7%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)	25	25,288
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,238
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	25,307
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	25	26,652
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	26,242
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(b)	25	25,550
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(b)	10	10,578
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	49,849
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	23,582
4.88%, 02/15/25 (Call 02/15/20)(b)	30	30,919
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	10,087
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	25	25,004
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	10	10,087
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	21,289
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	5	5,065
5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,036
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/22)(b)	5	4,957
5.75%, 03/01/27 (Call 03/01/22)(b)	25	25,128
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	26,335
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	10	10,079
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5	5,052
4.00%, 03/01/26 (Call 01/01/26)	25	26,122

		423,446

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	24,797

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,549
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	25	25,908

		36,457

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	25,431

Security	Par (000)	Value

Gas (continued)
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	$10	$9,954
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	10,489
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	25,347

		71,221

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,222

Health Care - Products — 0.5%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	23	24,266
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(b)	25	27,450
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	30	30,658
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	50	52,364
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/23)(b)	5	4,899
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, 04/15/25 (Call 04/15/20)(b)(c)	5	3,192
Medtronic Inc., 3.50%, 03/15/25	55	57,364
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	30	30,871
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	35	34,539
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	25	25,326

		290,929

Health Care - Services — 0.7%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	30	30,678
3.65%, 12/01/27 (Call 09/01/27)	25	25,220
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	25	25,432
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(b)	25	25,010
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	25	24,382
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	25	26,948
5.38%, 02/01/25	50	52,213
5.63%, 09/01/28 (Call 03/01/28)	25	26,096
5.88%, 02/01/29 (Call 08/01/28)	5	5,298
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	25	25,789
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	25	25,338
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,099
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	26,328
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 05/01/20)	25	24,812
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,221
UnitedHealth Group Inc.
3.75%, 07/15/25	25	26,231
3.88%, 12/15/28	25	26,586
WellCare Health Plans Inc., 5.25%, 04/01/25 (Call 04/01/20)	10	10,144
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	10	9,142

		435,967

Holding Companies - Diversified — 0.3%
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(e)	200	216,064

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.1%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/20)	$10	$9,300
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	5	5,152
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	25,782
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	26,173

		66,407

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	9,743

Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	10	9,935
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	15	15,931

		25,866

Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	30	29,246

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	9,070
Aflac Inc., 3.63%, 11/15/24	25	25,998
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	10	10,113
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	35	35,798
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	26,077
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	15	15,848
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	10	9,519
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	24,503
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	25,375
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	25,397
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	23,244
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	15	15,588
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	24,835
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	25,840
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	26,820
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	4,924
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	25	26,398
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	26,678
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	30,796
Manulife Financial Corp., 4.15%, 03/04/26	25	26,598
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	24,362
Marsh & McLennan Companies Inc., 3.50%, 06/03/24 (Call 03/03/24)	25	25,722
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,027
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)	25	26,070
New York Life Global Funding, 3.00%, 01/10/28(b)	25	25,134
Principal Life Global Funding II, 3.00%, 04/18/26(b)	15	15,016
Progressive Corp. (The), 2.45%, 01/15/27	15	14,515
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	26,678

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27)(d)	$25	$24,287
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(b)	5	4,894

		631,124

Internet — 0.4%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	30	28,768
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	35	35,906
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	25	25,997
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	25	26,386
Match Group Inc., 5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,146
Netflix Inc.
4.38%, 11/15/26(c)	25	24,378
5.88%, 02/15/25	5	5,310
5.88%, 11/15/28	25	26,313
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	25,473
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	25,714

		229,391

Iron & Steel — 0.2%
AK Steel Corp., 7.00%, 03/15/27 (Call 03/15/22)	5	3,853
ArcelorMittal, 6.13%, 06/01/25	25	27,612
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	7	6,865
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	24,472
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	25	21,630
Vale Overseas Ltd., 6.25%, 08/10/26	25	27,204

		111,636

Lodging — 0.1%
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)	25	25,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	24,579

		49,829

Machinery — 0.2%
Caterpillar Financial Services Corp., 3.25%, 12/01/24	25	25,677
John Deere Capital Corp.
2.65%, 06/24/24	25	24,967
3.45%, 03/13/25	25	26,024
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	5	5,058
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	8,915
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(b)	25	24,666

		115,307

Manufacturing — 0.1%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	25	24,845
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	4,989
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(b)	10	9,392
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	25	25,310
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	25	25,127

		89,663

Media — 1.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	24,877
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	25	23,635

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(b)	$15	$14,851
5.13%, 05/01/27 (Call 05/01/22)(b)	25	25,074
5.75%, 02/15/26 (Call 02/15/21)(b)	25	25,949
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	25	25,129
4.91%, 07/23/25 (Call 04/23/25)	30	31,713
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	9,525
3.15%, 03/01/26 (Call 12/01/25)	25	25,292
3.30%, 02/01/27 (Call 11/01/26)	25	25,318
4.15%, 10/15/28 (Call 07/15/28)	50	53,774
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(b)	25	24,847
3.85%, 02/01/25 (Call 11/01/24)(b)	25	25,717
CSC Holdings LLC, 5.25%, 06/01/24	50	50,380
Discovery Communications LLC
3.90%, 11/15/24 (Call 08/15/24)	5	5,140
4.90%, 03/11/26 (Call 12/11/25)	25	26,834
DISH DBS Corp., 5.88%, 11/15/24	25	22,450
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	25	27,286
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,673
iHeartCommunications Inc., 8.38%, 05/01/27 (Call 05/01/22)	7	6,945
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/19)(b)	25	25,255
Sirius XM Radio Inc., 5.38%, 07/15/26 (Call 07/15/21)(b)	25	25,203
TWDC Enterprises 18 Corp., 1.85%, 07/30/26	25	23,520
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(b)	25	22,942
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	25,203
Warner Media LLC
3.60%, 07/15/25 (Call 04/15/25)	25	25,517
3.80%, 02/15/27 (Call 11/15/26)	10	10,170

		658,219

Metal Fabricate & Hardware — 0.1%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(b)	25	24,390
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	10	10,279

		34,669

Mining — 0.4%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(e)	200	203,644
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	24,294
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	25	24,486
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	5	5,284
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	25	24,888

		282,596

Oil & Gas — 2.1%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	5	5,552

Security	Par (000)	Value

Oil & Gas (continued)
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)(c)	$25	$23,712
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(b)	5	4,693
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	24,770
4.23%, 11/06/28 (Call 08/06/28)	25	26,932
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	15,100
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	35,582
Chesapeake Energy Corp., 8.00%, 06/15/27 (Call 06/15/22)(c)	10	8,850
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	25	25,409
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	213,748
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	5	3,834
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	25	28,050
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	25	25,689
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(b)	5	4,471
Ecopetrol SA, 4.13%, 01/16/25	100	100,825
Endeavor Energy Resources LP/EER Finance Inc., 5.50%, 01/30/26 (Call 01/30/21)(b)	5	5,042
Ensco Rowan PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	18,583
EP Energy LLC/Everest Acquisition Finance Inc., 7.75%, 05/15/26 (Call 05/15/21)(b)	25	21,212
Equinor ASA, 3.25%, 11/10/24	25	25,801
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(b)	10	7,851
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	25	25,126
3.04%, 03/01/26 (Call 12/01/25)	25	25,450
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	20,747
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	5	4,509
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(b)	10	5,863
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	25,925
MEG Energy Corp., 7.00%, 03/31/24 (Call 09/30/19)(b)	25	22,231
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(b)	25	20,678
Newfield Exploration Co., 5.63%, 07/01/24	25	27,478
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(b)	5	4,325
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	25	25,035
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/20)(b)	25	24,937
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	25,424
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	4,660
Petrobras Global Finance BV, 8.75%, 05/23/26	50	60,262
Petroleos Mexicanos, 6.50%, 03/13/27	200	201,672

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(c)	$25	$21,845
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(b)	5	4,799
Shell International Finance BV, 3.25%, 05/11/25	25	25,773
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/21)	10	8,850
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	23,270
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	5	4,657
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	5	5,142
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	25,677
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	30	29,704
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(c)	25	22,875
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	25	25,275
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	5	4,967
YPF SA, 8.50%, 07/28/25(e)	25	23,303

		1,376,165

Oil & Gas Services — 0.1%
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(b)	5	3,640
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	25,759
Hi-Crush Partners LP, 9.50%, 08/01/26 (Call 08/01/21)(b)	5	3,175
Schlumberger Holdings Corp., 3.90%, 05/17/28 (Call 02/17/28)(b)	10	10,093
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)(b)	5	5,093

		47,760

Packaging & Containers — 0.2%
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	5	5,133
5.25%, 07/01/25	5	5,287
Berry Global Escrow Corp., 4.88%, 07/15/26 (Call 07/15/22)(b)	20	19,896
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/21)(b)	5	4,731
BWAY Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(b)	10	9,637
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	9,726
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	9,075
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(c)	25	25,077
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	5	5,050
Multi-Color Corp., 4.88%, 11/01/25 (Call 11/01/20)(b)	5	5,201
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	10	8,974
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	25	24,866

		132,653

Pharmaceuticals — 1.0%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	25	25,470
4.25%, 11/14/28 (Call 08/14/28)	25	25,960

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	$25	$25,168
AstraZeneca PLC, 3.38%, 11/16/25	5	5,113
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(b)	10	10,842
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(b)	25	25,198
6.13%, 04/15/25 (Call 04/15/20)(b)	25	24,473
7.00%, 01/15/28 (Call 01/15/23)(b)	10	9,898
Bayer U.S. Finance II LLC, 3.38%, 07/15/24 (Call 04/15/24)(b)	50	49,348
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)(b)	50	51,216
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	5	4,976
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)(b)	25	26,087
4.38%, 10/15/28 (Call 07/16/28)(b)	25	26,188
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	5	5,124
4.10%, 03/25/25 (Call 01/25/25)	50	51,756
4.30%, 03/25/28 (Call 12/25/27)	55	56,573
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26)	5	4,968
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	26,661
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	24,619
2.63%, 01/15/25 (Call 11/15/24)	5	5,031
2.95%, 03/03/27 (Call 12/03/26)	5	5,070
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	25	25,145
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	23,487
NVA Holdings Inc./United States, 6.88%, 04/01/26 (Call 04/01/21)(b)	5	4,875
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	20	19,284
Pfizer Inc.
2.75%, 06/03/26	25	24,950
3.00%, 12/15/26	5	5,064
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	24,634
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	25	19,041
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	25	24,525

		660,744

Pipelines — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	15	15,363
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	20	20,783
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	20	21,179
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	22,865
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	25	25,888
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	5	5,068
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	5	4,936

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	$28	$28,535
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	25	25,545
4.95%, 06/15/28 (Call 03/15/28)	25	26,364
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	50	53,022
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/20)	5	4,704
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	25	26,047
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,712
4.88%, 06/01/25 (Call 03/01/25)	25	26,885
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	25,742
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	25	26,313
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	25	25,016
4.65%, 10/15/25 (Call 07/15/25)	5	5,259
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,328
5.63%, 03/01/25 (Call 12/01/24)	25	27,384
5.88%, 06/30/26 (Call 12/31/25)	10	11,114
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)	10	8,684
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 08/01/25)	25	28,051
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)(b)	25	26,066
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	25	26,252
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	25	25,924
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	24,996
Williams Companies Inc. (The), 4.55%, 06/24/24 (Call 03/24/24)	25	26,550

		610,575

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	25	25,800

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	21,486
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(b)	5	4,974
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	25	24,692

		51,152

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc., 3.80%, 04/15/26 (Call 01/15/26)	25	25,888
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	25	26,078
American Tower Corp., 4.00%, 06/01/25 (Call 03/01/25)	25	26,000

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	$25	$25,934
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	25	27,134
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	25,610
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	2	2,030
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	25	25,137
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	25	26,982
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	5,221
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	26,175
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	10,179
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b)	25	25,166
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	25,092
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	9,204
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	30	31,676
5.38%, 04/15/26	25	26,447
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	5	5,190
4.00%, 06/01/25 (Call 03/01/25)	25	26,126
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	25	25,671
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	25,533
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(b)	25	23,302
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	25,484
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	10	10,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	25,851
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	2	2,090
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	25,345
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	10,333
5.25%, 01/15/26 (Call 10/15/25)	25	26,734
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	5	5,266
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	15	15,095
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	5,108
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	24,785
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	22,948
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)	25	25,464
3.38%, 10/01/24 (Call 07/01/24)	10	10,307
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	25	25,516
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	10,045
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(c)	25	22,874

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	$25	$26,123

		795,243

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(b)	25	24,690
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	25,636
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	5	5,081
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	35,376
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(b)	25	24,849
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	40	41,564
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	9,752
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,278
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	25,791
L Brands Inc., 6.69%, 01/15/27	5	4,876
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	5	4,938
3.38%, 09/15/25 (Call 06/15/25)	25	25,575
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	15	15,427
3.70%, 01/30/26 (Call 10/30/25)	25	26,035
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(b)	25	23,337
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	24,836
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	25	24,070
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	25	26,191
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	25	24,516
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	25	25,597
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	25	25,101
3.70%, 06/26/28 (Call 03/26/28)	35	37,264

		505,780

Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	4,776
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	5	5,222
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	5	4,756
3.50%, 01/15/28 (Call 10/15/27)	15	13,718
3.88%, 01/15/27 (Call 10/15/26)	50	47,560
Broadcom Inc., 4.25%, 04/15/26 (Call 02/15/26)(b)	25	24,675
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	5	4,975
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	24,643
3.70%, 07/29/25 (Call 04/29/25)	30	31,601
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	25	25,630
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(b)	25	27,068
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5	5,108
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	5	5,042
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	3	3,002

		227,776

Security	Par (000)	Value

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	$25	$24,874

Software — 0.5%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	5	5,017
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	5	5,014
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	15	14,895
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	5	4,910
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	25	24,159
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(b)	5	5,139
10.25%, 02/15/27 (Call 02/15/22)(b)	5	5,129
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	5	4,925
3.75%, 05/21/29 (Call 02/21/29)	25	25,557
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	10,437
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	25	24,585
3.13%, 11/03/25 (Call 08/03/25)	50	51,718
3.30%, 02/06/27 (Call 11/06/26)	5	5,205
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,208
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	50	49,131
3.25%, 11/15/27 (Call 08/15/27)	25	25,490
3.40%, 07/08/24 (Call 04/08/24)	25	25,802
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(b)(c)	25	21,728
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	20,172
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	10	9,881

		344,102

Telecommunications — 1.2%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	25	25,271
4.10%, 02/15/28 (Call 11/15/27)	50	51,440
4.13%, 02/17/26 (Call 11/17/25)	25	26,057
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(e)	200	209,860
Cisco Systems Inc., 3.50%, 06/15/25	25	26,334
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(b)	10	9,954
8.25%, 03/01/27 (Call 03/01/22)(b)	5	4,963
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(b)	25	22,845
Frontier Communications Corp.
8.50%, 04/01/26 (Call 04/01/21)(b)	25	24,003
11.00%, 09/15/25 (Call 06/15/25)	25	15,795
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	24,912
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (Call 10/15/20)(b)	20	19,476
Sprint Corp.
7.13%, 06/15/24	25	25,872
7.63%, 02/15/25 (Call 11/15/24)	10	10,595
7.88%, 09/15/23	25	26,816

10

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	$25	$24,820
6.50%, 01/15/26 (Call 01/15/21)	25	26,373
Verizon Communications Inc.
2.63%, 08/15/26	5	4,849
3.50%, 11/01/24 (Call 08/01/24)	40	41,414
4.13%, 03/16/27	50	53,169
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(b)	25	24,309
Vodafone Group PLC, 4.38%, 05/30/28	50	52,107

		751,234

Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	26,132

Toys, Games & Hobbies — 0.0%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	25	24,650

Transportation — 0.6%
Burlington Northern Santa Fe LLC, 3.65%, 09/01/25 (Call 06/01/25)	25	26,265
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	20	20,353
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	10	10,111
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	20	20,686
3.80%, 03/01/28 (Call 12/01/27)	25	26,150
FedEx Corp., 3.20%, 02/01/25	25	25,438
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(e)	200	208,778
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	10	10,448
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	25	24,722
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(b)	5	5,145

		378,096

Trucking & Leasing — 0.2%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(b)	25	26,556
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(b)	25	25,058
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	24,484
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(b)	25	24,637

		100,735

Total Corporate Bonds & Notes — 26.2% (Cost: $16,618,609)		16,894,021

Foreign Government Obligations(f)

Argentina — 0.2%
Argentine Republic Government International Bond, 7.50%, 04/22/26	150	113,052

Brazil — 0.4%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)	200	203,326
10.13%, 05/15/27(c)	25	34,768

		238,094

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	25	26,513

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada, 2.25%, 06/02/26	$5	$4,989
Province of Ontario Canada, 2.50%, 04/27/26	30	30,247
Province of Quebec Canada
2.75%, 04/12/27	5	5,132
Series QO, 2.88%, 10/16/24	25	25,864

		92,745

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 01/25/27(e)	100	105,434

El Salvador — 0.0%
El Salvador Government International Bond, 5.88%, 01/30/25(e)	25	24,313

Indonesia — 0.3%
Indonesia Government International Bond, 3.85%, 07/18/27(e)	200	202,022

Lebanon — 0.1%
Lebanon Government International Bond
6.25%, 06/12/25(e)	50	39,556
6.60%, 11/27/26(e)	25	19,473

		59,029

Oman — 0.3%
Oman Government International Bond, 5.38%, 03/08/27(e)	200	181,852

Panama — 0.1%
Panama Government International Bond, 8.88%, 09/30/27	25	34,950

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	25,659

Russia — 0.3%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(e)	200	202,874

Saudi Arabia — 0.3%
Saudi Government International Bond, 4.00%, 04/17/25(e)	200	208,732

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.67%, 01/17/24(c)	100	101,800

Supranational — 0.4%
Asian Development Bank
2.00%, 04/24/26	10	9,914
2.50%, 11/02/27	25	25,535
2.63%, 01/12/27(c)	30	31,003
2.75%, 01/19/28(c)	20	20,806
European Investment Bank
0.00%, 11/06/26(g)	30	25,282
1.88%, 02/10/25	5	4,953
2.13%, 04/13/26	25	25,011
Inter-American Development Bank
2.13%, 01/15/25	25	25,064
2.38%, 07/07/27	5	5,062
3.13%, 09/18/28	25	26,848
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	25,093
2.50%, 07/29/25	50	51,146

		275,717

11

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 0.2%
Turkey Government International Bond, 7.38%, 02/05/25	$100	$98,408

Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 09/01/25(e)	150	142,498

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	26,307

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(e)(h)	15	4,181
8.25%, 10/13/24(e)(h)	25	6,909
9.25%, 05/07/28(e)(h)	40	11,054

		22,144

Total Foreign Government Obligations — 3.3% (Cost: $2,179,430)		2,155,630

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	23	22,800
3.00%, 07/01/46	25	25,276
3.00%, 08/01/46	190	191,589
3.00%, 09/01/46	94	95,216
3.00%, 10/01/46	48	47,944
3.00%, 12/01/46	129	129,316
3.00%, 01/01/47	96	96,794
3.00%, 02/01/47	290	292,110
3.00%, 06/01/47	147	148,814
3.00%, 08/01/47	34	34,023
3.00%, 09/01/47	74	74,277
3.00%, 10/01/47	57	57,404
3.00%, 05/01/49	114	114,538
3.00%, 06/01/49(i)	31	31,161
3.50%, 06/01/34(i)	50	51,509
3.50%, 10/01/42	117	121,044
3.50%, 10/01/44	76	78,453
3.50%, 12/01/46	50	50,895
3.50%, 01/01/47	51	51,789
3.50%, 04/01/47	189	193,675
3.50%, 07/01/47	76	78,223
3.50%, 08/01/47	21	21,710
3.50%, 09/01/47	235	241,389
3.50%, 12/01/47	23	23,338
3.50%, 02/01/48	279	285,745
3.50%, 03/01/48	122	125,367
3.50%, 05/01/48	96	97,856
3.50%, 06/01/48	125	127,205
3.50%, 04/01/49	200	205,373
4.00%, 09/01/45	48	50,491
4.00%, 02/01/46	320	333,227
4.00%, 10/01/46	24	25,047
4.00%, 10/01/47	13	13,247
4.00%, 01/01/48	131	136,027
4.00%, 02/01/48	46	48,135
4.00%, 06/01/48	69	72,416

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/48	$216	$223,610
4.00%, 01/01/49	98	101,583
4.00%, 06/01/49(i)	130	134,470
4.50%, 10/01/48	77	81,777
5.00%, 12/01/41	582	624,370
Federal National Mortgage Association
2.50%, 06/01/34(i)	25	25,008
2.50%, 06/01/49(i)	90	88,558
3.00%, 02/01/31	22	22,467
3.00%, 02/01/32	23	23,027
3.00%, 06/01/32	21	21,755
3.00%, 11/01/32	22	21,898
3.00%, 12/01/32	22	22,277
3.00%, 01/01/33	23	23,011
3.00%, 02/01/33	22	21,919
3.00%, 06/01/34(i)	323	327,618
3.00%, 11/01/42	13	13,412
3.00%, 09/01/43	16	15,943
3.00%, 01/01/44	23	23,196
3.00%, 10/01/44	40	40,465
3.00%, 03/01/45	140	141,812
3.00%, 05/01/45	65	66,171
3.00%, 08/01/46	69	69,633
3.00%, 11/01/46	178	179,457
3.00%, 12/01/46	115	115,232
3.00%, 01/01/47	163	164,009
3.00%, 02/01/47	623	628,182
3.00%, 03/01/47	341	343,913
3.00%, 07/01/47	165	166,735
3.00%, 08/01/47	23	23,597
3.00%, 06/01/49(i)	943	946,825
3.50%, 03/01/33	23	23,458
3.50%, 04/01/33	44	45,162
3.50%, 05/01/33	24	24,371
3.50%, 06/01/34(i)	170	174,624
3.50%, 02/01/45	28	29,184
3.50%, 01/01/46	36	38,016
3.50%, 03/01/46	150	154,517
3.50%, 07/01/46	19	19,143
3.50%, 08/01/46	900	922,609
3.50%, 10/01/46	232	238,015
3.50%, 12/01/46	152	156,551
3.50%, 01/01/47	106	108,345
3.50%, 02/01/47	85	87,404
3.50%, 05/01/47	42	43,023
3.50%, 11/01/47	23	24,227
3.50%, 01/01/48	169	173,557
3.50%, 02/01/48	510	522,356
3.50%, 03/01/48	25	25,996
3.50%, 04/01/48	47	48,637
3.50%, 05/01/48	26	26,484
3.50%, 06/01/48	199	202,809
3.50%, 06/01/49(i)	1,551	1,581,717
3.50%, 11/01/51	655	674,521
4.00%, 05/01/33	32	33,749
4.00%, 06/01/33	33	34,515

12

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/33	$25	$26,293
4.00%, 06/01/34(i)	75	77,485
4.00%, 06/01/38	32	33,527
4.00%, 01/01/45	138	144,969
4.00%, 03/01/45	24	24,642
4.00%, 06/01/45	48	50,523
4.00%, 06/01/46	184	194,692
4.00%, 07/01/46	1,112	1,155,384
4.00%, 02/01/47	101	105,068
4.00%, 08/01/47	26	26,519
4.00%, 09/01/47	97	101,578
4.00%, 10/01/47	120	126,566
4.00%, 01/01/48	214	221,757
4.00%, 06/01/48	48	49,815
4.00%, 09/01/48	29	30,376
4.00%, 12/01/48	116	120,250
4.00%, 01/01/49	49	51,091
4.00%, 02/01/49	58	59,628
4.00%, 06/01/49(i)	1,573	1,623,385
4.00%, 02/01/57	48	49,986
4.50%, 06/01/34(i)	25	25,445
4.50%, 01/01/44	404	424,879
4.50%, 02/01/46	49	52,475
4.50%, 04/01/47	26	27,825
4.50%, 08/01/47	53	55,791
4.50%, 10/01/47	53	57,167
4.50%, 03/01/48	37	39,387
4.50%, 06/01/48	34	35,995
4.50%, 07/01/48	21	22,341
4.50%, 10/01/48	25	26,599
4.50%, 12/01/48	115	122,023
4.50%, 05/01/49	129	135,042
4.50%, 06/01/49(i)	1,175	1,227,508
5.00%, 03/01/48	19	20,326
5.00%, 04/01/48	82	86,472
5.00%, 05/01/48	39	41,764
5.00%, 07/01/48	65	69,677
5.00%, 01/01/49	64	67,931
5.00%, 06/01/49(i)	163	172,067
5.50%, 01/01/47	33	35,598
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	90,723
Series K056, Class A2, 2.53%, 05/25/26	35	35,041
Series K066, Class A2, 3.12%, 06/25/27	100	103,756
Series K078, Class A2, 3.85%, 06/25/51	175	191,307
Series K090, Class A2, 3.42%,	100	106,050
Government National Mortgage Association
2.50%, 01/20/47	62	62,054
2.50%, 06/01/49(i)	3	3,481
3.00%, 05/20/45	296	301,353
3.00%, 10/20/45	26	26,132
3.00%, 02/20/46	89	90,621
3.00%, 05/20/46	69	69,754
3.00%, 06/20/46	87	88,307
3.00%, 07/20/46	73	74,032
3.00%, 08/20/46	392	398,368
3.00%, 09/20/46	231	234,273
3.00%, 12/20/46	117	119,079
3.00%, 02/20/47	67	68,578

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/20/47	$519	$527,525
3.00%, 12/20/47	420	426,548
3.50%, 09/20/42	599	620,265
3.50%, 10/20/42	25	25,560
3.50%, 12/20/42	470	486,852
3.50%, 04/20/43	177	183,003
3.50%, 11/20/45	157	161,829
3.50%, 12/20/45	15	15,499
3.50%, 03/20/46	187	192,264
3.50%, 04/20/46	87	89,185
3.50%, 06/20/46	319	329,092
3.50%, 12/20/46	73	74,972
3.50%, 01/20/47	21	22,159
3.50%, 02/20/47	57	58,905
3.50%, 03/20/47	28	28,434
3.50%, 12/15/47	90	93,198
3.50%, 04/20/48	134	137,840
3.50%, 06/01/49(i)	650	668,103
4.00%, 07/20/47	92	95,671
4.00%, 03/20/48	256	266,102
4.00%, 04/20/48	138	143,397
4.00%, 05/20/48	192	198,356
4.00%, 08/20/48	337	348,777
4.00%, 11/20/48	50	51,307
4.00%, 06/01/49(i)	1,225	1,267,014
4.50%, 10/20/46	144	152,401
4.50%, 06/20/47	23	24,638
4.50%, 04/20/48	90	94,438
4.50%, 06/20/48	48	49,600
4.50%, 08/20/48	356	370,456
4.50%, 12/20/48	71	73,655
4.50%, 01/20/49	31	32,495
4.50%, 02/20/49	55	56,786
4.50%, 03/20/49	75	77,676
4.50%, 06/01/49(i)	278	289,109
5.00%, 04/20/48	82	86,087
5.00%, 05/20/48	178	186,334
5.00%, 11/20/48	51	52,930
5.00%, 05/20/49	27	28,255
5.00%, 06/01/49(i)	323	337,585

		31,415,400

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	50	51,688
3.13%, 06/13/25	135	142,267

		193,955

U.S. Government Obligations — 18.3%
U.S. Treasury Note/Bond
1.50%, 08/15/26	125	120,469
1.63%, 05/15/26	500	486,797
2.00%, 02/15/25	425	425,432
2.00%, 08/15/25	900	899,648
2.00%, 11/15/26	750	747,305
2.13%, 05/15/25	150	151,066
2.25%, 10/31/24	1,340	1,359,472
2.25%, 11/15/24	150	152,121

13

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/24	$600	$608,672
2.25%, 11/15/25	180	182,489
2.25%, 02/15/27	475	481,309
2.25%, 08/15/27	900	910,688
2.25%, 11/15/27	970	980,912
2.38%, 08/15/24	200	204,078
2.38%, 05/15/27	575	587,668
2.75%, 08/31/25	450	469,547
2.75%, 02/15/28	250	262,617
2.88%, 05/15/28	950	1,008,187
2.88%, 08/15/28	300	318,609
5.25%, 02/15/29	600	762,469
6.00%, 02/15/26	100	124,719
6.50%, 11/15/26	60	78,309
6.63%, 02/15/27	350	462,656

		11,785,239

Total U.S. Government & Agency Obligations — 67.2% (Cost: $42,549,524)		43,394,594

Short-Term Investments

Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.53%(j)(k)	9,573	9,576,381
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.33%(j)(k)(l)	581	580,688

		10,157,069

Total Short-Term Investments — 15.7% (Cost: $10,155,599)		10,157,069

Total Investments in Securities — 114.1% (Cost: $72,554,070)		73,680,276

Other Assets, Less Liabilities — (14.1)%		(9,106,965)

Net Assets — 100.0%		$64,573,311

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,922	651	9,573	$9,576,381	$56,579		$137	$(189)
BlackRock Cash Funds: Treasury, SL Agency Shares	431	150	581	580,688	1,200	(a)	—	—

				$10,157,069	$57,779		$137	$(189)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,078,962	$—	$1,078,962
Corporate Bonds & Notes	—	16,894,021	—	16,894,021
Foreign Government Obligations	—	2,155,630	—	2,155,630
U.S. Government & Agency Obligations	—	43,394,594	—	43,394,594
Money Market Funds	10,157,069	—	—	10,157,069

	$10,157,069	$63,523,207	$—	$73,680,276

15